Debt - Summary of Effective Interest Rates on Variable-Rate IDRBs (Details)	Dec. 31, 2020	Dec. 31, 2019
2003 Series A, due 2038
Debt Instrument [Line Items]
Effective interest rates	0.80%	2.51%
2008 Series A, due 2038
Debt Instrument [Line Items]
Effective interest rates	0.83%	2.46%
2009 Series A, due 2039
Debt Instrument [Line Items]
Effective interest rates	0.76%	2.37%
Tax-exempt Series A, due 2028
Debt Instrument [Line Items]
Effective interest rates	0.87%	2.32%